Share-Based Payments (Summary Of The Non-Vested Shares Activity Under The Amended Plan) (Detail) (Amended Plan [Member], USD $)	12 Months Ended
Dec. 31, 2011
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	459,434
Granted, Shares	0
Exercised, shares	(10,619)
Expired or forfeited, Shares	(40,144)
Shares, Outstanding	408,671
Vested or expected to vest as of year end, Shares	408,671
Exercisable at end of year, Shares	408,671
Weighted-Average Exercise Price, Outstanding	$ 36.80
Granted, Weighted-Average Exercise Price	$ 0.00
Exercised, Weighted-Average Exercise Price	$ 28.43
Expired or forfeited, Weighted-Average Exercise Price	$ 47.88
Weighted-Average Exercise Price, Outstanding	$ 35.93
Vested or expected to vest as of year end, Weighted-Average Exercise Price	$ 35.93
Exercisable at end of year, Weighted-Average Exercise Price	$ 35.93
Weighted-Average Remaining Contractual Term, Outstanding at end of the year	1 year 3 months 18 days
Vested or expected to vest as of year end, Weighted-Average Remaining Contractual Term	1 year 3 months 18 days
Exercisable at end of year, Weighted-Average Remaining Contractual Term	1 year 3 months 18 days
Aggregate Intrinsic Value, Outstanding at end of the year	$ 427,676
Vested or expected to vest as of year end, Aggregate Intrinsic Value	427,676
Exercisable at end of year, Aggregate Intrinsic Value	$ 427,676